Parent company (Details 3) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		SFr 36,938	SFr (6,031)	SFr (17,338)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		(7)	(519)	411
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		(8,895)	19,289	8,386
Purchase of investment securities		(630)	(402)	(557)
Proceeds from sale of investment securities		0	629	6
Maturities of investment securities		184	184	1,007
Investments in subsidiaries and other investments		(2,049)	(210)	(285)
Proceeds from sale of other investments		616	678	1,158
(Increase)/decrease in loans		(3,710)	(8,029)	(16,377)
Proceeds from sale of loans		5,371	3,860	4,612
Capital expenditures for premises and equipment and other intangible assets		(1,419)	(1,188)	(1,293)
Proceeds from sale of premises and equipment and other intangible assets		3	45	30
Other, net		454	113	543
Net cash provided by/(used in) investing activities		(10,082)	14,450	(2,359)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		1,217	24,618	26,149
Increase/(decrease) in short-term borrowings		(337)	(5,246)	6,919
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(2,996)	(1,534)	3,381
Issuances of long-term debt		56,552	58,009	34,963
Repayments of long-term debt		(52,965)	(42,768)	(46,290)
Sale of treasury shares		20,858	12,364	9,624
Repurchase of treasury shares		(21,915)	(13,253)	(11,536)
Dividends paid/capital repayments		(257)	(716)	(696)
Other, net		(204)	7	(378)
Net cash provided by/(used in) financing activities		(47)	31,481	22,136
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(1,103)	(2,667)	(607)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		25,706	37,233	1,832
Cash and due from banks at beginning of period	[1]	139,112	101,879	100,047
Cash and due from banks at end of period	[1]	164,818	139,112	101,879
Group parent company
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		(286)	(10)	(131)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		(5,772)	1	2
Purchase of investment securities		(2,995)	(12,644)	(9,396)
Maturities of investment securities		56	0	942
Investments in subsidiaries and other investments		(1,121)	0	(10)
Proceeds from sale of other investments		9	0	48
Other, net		0	0	6
Net cash provided by/(used in) investing activities		(9,823)	(12,643)	(8,408)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		301	155	923
Issuances of long-term debt		8,730	13,644	10,396
Repayments of long-term debt		(56)	0	(942)
Issuances of common shares		1,661	0	(10)
Sale of treasury shares		544	420	560
Repurchase of treasury shares		(1,017)	(882)	(1,916)
Dividends paid/capital repayments		(257)	(716)	(728)
Other, net		(1)	60	211
Net cash provided by/(used in) financing activities		9,905	12,681	8,494
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		70	(28)	(2)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		(134)	0	(47)
Cash and due from banks at beginning of period		277	277	324
Cash and due from banks at end of period		SFr 143	SFr 277	SFr 277

[1]	Includes restricted cash.